SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended
	Jan. 26, 2024	Feb. 29, 2024	Feb. 29, 2024	Feb. 28, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Deferred offering costs	$ 50,000
Investment aggregate gross proceeds		$ 1,855
Share price		$ 6.07	$ 6.07
Proceeds from sale of shares				$ 1,848
Finance income			$ 1,407		$ 1,407
Israeli Tax Authority [Member]
Subsequent Event [Line Items]
Income tax compensation claim	331
Income tax amount received	$ 199